Operating profit	12 Months Ended
Dec. 31, 2019
Operating Profit [Abstract]
Operating profit

3 Operating profit

Accounting policy

Share based remuneration

The fair value of share based remuneration is determined at the date of grant and recognised as an expense in the income statement on a straight-line basis over the vesting period, taking account of the estimated number of shares that are expected to vest. Market based performance criteria are taken into account when determining the fair value at the date of grant. Non-market based performance criteria are taken into account when estimating the number of shares expected to vest. The fair value of share based remuneration is determined by use of a binomial or Monte Carlo simulation model as appropriate. All of the Group’s share based remuneration is equity settled.

Operating profit is stated after charging/(crediting) the following:

	Note	2019 £m	2018 £m	2017 £m
Staff costs
Wages and salaries		2,116	1,959	1,926
Social security costs		230	215	213
Pensions	6	120	135	95
Share based remuneration		32	41	39
Total staff costs		2,498	2,350	2,273
Depreciation and amortisation
Amortisation of acquired intangible assets	15	294	287	313
Share of joint ventures’ amortisation of acquired intangible assets		1	1	1
Amortisation of internally developed intangible assets	15	249	225	203
Depreciation of property, plant and equipment	17	58	62	65
Depreciation of right-of-use assets		82	77	75
Total depreciation and amortisation		684	652	657
Other expenses and income
Cost of sales including pre-publication costs and inventory expenses		2,755	2,638	2,628
Operating lease rentals expense		20	18	28
Operating lease rentals income		(1)	(3)	(3)

The amortisation of acquired intangible assets is included within administration and other expenses.

The Group provides a number of share based remuneration schemes to Directors and employees. The principal share based remuneration schemes are the Executive Share Option Schemes (ESOS), the Long-Term Incentive Plan (LTIP), the Retention Share Plan (RSP) and the Bonus Investment Plan (BIP). Share options granted under ESOS are exercisable after three years and up to ten years from the date of grant at a price equivalent to the market value of the respective shares at the date of grant. Conditional shares granted under LTIP, RSP and BIP are exercisable after three years for nil consideration if conditions are met. Other awards principally relate to all employee share based saving schemes in the UK and the Netherlands. Further details are provided in the remuneration report on pages 88 to 111.